Document and Entity Information	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2023
Entity File Number	1-35166
Entity Registrant Name	Fortune Brands Innovations, Inc.
Entity Central Index Key	0001519751
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1411546
Entity Address, Address Line One	520 Lake Cook Road
Entity Address, City or Town	Deerfield
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	484-4400
Title of 12(b) Security	Common Stock
Trading Symbol	FBIN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false